Derivative financial instruments (Narrative) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Details of derivative financial instruments [line items]
Material ineffective portion recognized in the profit or loss arising from cash flow hedges	¥ 0	¥ 0
Derivative financial liabilities	210,664,000	334,738,000
The Company [member] | Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Notional amount	¥ 1,150,000,000	1,443,000,000	$ 176	$ 208
Annual fixed interest	4.40%
Original annual floating interest	6-month LIBOR+1%
TPG [member] | Interest rate swap contract [member]
Details of derivative financial instruments [line items]
Notional amount	¥ 5,220,000,000	6,522,000,000	$ 1,069	$ 1,359
Original annual floating interest	6-month SOR
Derivative financial liabilities	¥ 108,000,000	¥ 99,000,000